Post-employee benefit plans	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Post-employment benefit plans

Note 22 Post-employment benefit plans
Post-employment benefit plans cost
We provide pension and other benefits for most of our employees. These include DB pension plans, DC pension plans and OPEBs.
We operate our DB and DC pension plans under applicable Canadian and provincial pension legislation, which prescribes minimum and maximum DB funding requirements. Plan assets are held in trust, and the oversight of governance of the plans, including investment decisions, contributions to DB plans and the selection of the DC plans investment options offered to plan participants, lies with the Pension Fund Committee, a committee of our board of directors.
The interest rate risk is managed using a liability matching approach, which reduces the exposure of the DB plans to a mismatch between investment growth and obligation growth.
The longevity risk is managed using a longevity swap, which reduces the exposure of the DB plans to an increase in life expectancy.
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

FOR THE YEAR ENDED DECEMBER 31	2017	2016
DB pension	(208)	(203)
DC pension	(102)	(100)
OPEBs	(6)	(7)
Plan amendment gain on OPEBs and DB pension	16	27
Less:
Capitalized benefit plans cost	58	59
Total post-employment benefit plans service cost included in operating costs	(242)	(224)
Other costs recognized in severance, acquisition and other costs	(10)	5
Total post-employment benefit plans service cost	(252)	(219)

COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING COST

FOR THE YEAR ENDED DECEMBER 31	2017	2016
DB pension	(18)	(24)
OPEBs	(54)	(57)
Total interest on post-employment benefit obligations	(72)	(81)

The statements of comprehensive income include the following amounts before income taxes.

	2017	2016
Cumulative losses recognized directly in equity, January 1	(2,646)	(2,384)
Actuarial losses in other comprehensive income(1)	(313)	(264)
(Increase) decrease in the effect of the asset limit(2)	(25)	2
Cumulative losses recognized directly in equity, December 31	(2,984)	(2,646)

(1)	The cumulative actuarial losses recognized in the statements of comprehensive income are $3,217 million in 2017.

(2)	The cumulative decrease in the effect of the asset limit recognized in the statements of comprehensive income is $233 million in 2017.

COMPONENTS OF POST-EMPLOYMENT BENEFIT (OBLIGATIONS) ASSETS
The following table shows the change in post-employment benefit obligations and the fair value of plan assets.

	DB PENSION PLANS		OPEB PLANS		TOTAL
	2017	2016	2017	2016	2017	2016
Post-employment benefit obligations, January 1	(20,853)	(20,675)	(1,684)	(1,705)	(22,537)	(22,380)
Current service cost	(208)	(203)	(6)	(7)	(214)	(210)
Interest on obligations	(896)	(852)	(65)	(68)	(961)	(920)
Actuarial (losses) gains(1)	(1,193)	(311)	(28)	12	(1,221)	(299)
Net curtailment (losses) gains	(4)	27	16	5	12	32
Loss on plan transfer	(6)	—	—	—	(6)	—
Benefit payments	1,320	1,169	81	79	1,401	1,248
Employee contributions	(10)	(5)	—	—	(10)	(5)
Acquisition of MTS	(2,677)	—	(5)	—	(2,682)	—
Plan transfer	122	—	—	—	122	—
Other	1	(3)	38	—	39	(3)
Post-employment benefit obligations, December 31	(24,404)	(20,853)	(1,653)	(1,684)	(26,057)	(22,537)
Fair value of plan assets, January 1	20,563	20,244	280	266	20,843	20,510
Expected return on plan assets(2)	878	828	11	11	889	839
Actuarial gains(1)	896	29	12	6	908	35
Benefit payments	(1,320)	(1,169)	(81)	(79)	(1,401)	(1,248)
Employer contributions	305	626	77	76	382	702
Employee contributions	10	5	—	—	10	5
Acquisition of MTS	2,735	—	—	—	2,735	—
Plan transfer	(122)	—	—	—	(122)	—
Fair value of plan assets, December 31	23,945	20,563	299	280	24,244	20,843
Plan deficit	(459)	(290)	(1,354)	(1,404)	(1,813)	(1,694)
Effect of asset limit	(33)	(8)	—	—	(33)	(8)
Post-employment benefit liability, December 31	(492)	(298)	(1,354)	(1,404)	(1,846)	(1,702)
Post-employment benefit assets included in other non-current assets	262	403	—	—	262	403
Post-employment benefit obligations	(754)	(701)	(1,354)	(1,404)	(2,108)	(2,105)

(1)	Actuarial (losses) gains include experience gains of $911 million in 2017 and $157 million in 2016.

(2)	The actual return on plan assets was $1,797 million or 8.2% in 2017 and $874 million or 4.7% in 2016.

On January 15, 2016, MTS completed the sale of its wholly-owned subsidiaries Allstream Inc., Allstream Fibre U.S., and Delphi Solutions Corp. (collectively, Allstream), to Zayo Group Holdings Inc. As part of the sale agreement, MTS retained Allstream’s two existing DB pension plans including the benefit obligations for retirees and other former employees. On October 31, 2017, we completed the transfer of assets and liabilities related to pre-closing service obligations for Allstream’s active employees from the existing Allstream DB pension plans to two new Zayo Canada Inc. pension plans.
FUNDED STATUS OF POST-EMPLOYMENT BENEFIT PLANS COST
The following table shows the funded status of our post-employment benefit obligations.

	FUNDED		PARTIALLY FUNDED(1)		UNFUNDED(2)		TOTAL
FOR THE YEAR ENDED DECEMBER 31	2017	2016	2017	2016	2017	2016	2017	2016
Present value of post- employment benefit obligations	(23,746)	(20,249)	(1,976)	(1,995)	(335)	(293)	(26,057)	(22,537)
Fair value of plan assets	23,894	20,520	350	323	—	—	24,244	20,843
Plan surplus (deficit)	148	271	(1,626)	(1,672)	(335)	(293)	(1,813)	(1,694)

(1)
The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.

(2)	Our unfunded plans consist of OPEBs, which are pay-as-you-go.

SIGNIFICANT ASSUMPTIONS
We used the following key assumptions to measure the post-employment benefit obligations and the net benefit plans cost for the DB pension plans and OPEB plans. These assumptions are long-term, which is consistent with the nature of post-employment benefit plans.

	DB PENSION PLANS AND OPEB PLANS
	2017	2016
At December 31
Post-employment benefit obligations
Discount rate	3.6%	4.0%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.2	23.1
For the year ended December 31
Net post-employment benefit plans cost
Discount rate	4.2%	4.3%
Rate of compensation increase	2.25%	2.5%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.1	23.0

(1)	Cost of living indexation rate is only applicable to DB pension plans.
The weighted average duration of the post-employment benefit obligation is 15 years.
We assumed the following trend rates in healthcare costs:

•	an annual increase in the cost of medication of 8.0% for 2017 decreasing to 4.5% over 20 years

•	an annual increase in the cost of covered dental benefits of 4.0%

•	an annual increase in the cost of covered hospital benefits of 3.3%

•	an annual increase in the cost of other covered healthcare benefits of 3.0%
Assumed trend rates in healthcare costs have a significant effect on the amounts reported for the healthcare plans.
The following table shows the effect of a 1% change in the assumed trend rates in healthcare costs.

EFFECT ON POST-EMPLOYMENT BENEFITS – INCREASE/(DECREASE)	1% INCREASE	1% DECREASE
Total service and interest cost	7	(5)
Post-employment benefit obligations	133	(115)

SENSITIVITY ANALYSIS
The following table shows a sensitivity analysis of key assumptions used to measure the net post-employment benefit obligations and the net post-employment benefit plans cost for our DB pension plans and OPEB plans.

		IMPACT ON NET POST-EMPLOYMENT BENEFIT PLANS COST FOR 2017 – INCREASE/(DECREASE)		IMPACT ON POST-EMPLOYMENT BENEFIT OBLIGATIONS AT DECEMBER 31, 2017 – INCREASE/(DECREASE)
	CHANGE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION
Discount rate	0.5%	(70)	62	(1,636)	1,746
Life expectancy at age 65	1 year	33	(31)	834	(808)

POST-EMPLOYMENT BENEFIT PLAN ASSETS
The investment strategy for the post-employment benefit plan assets is to maintain a diversified portfolio of assets invested in a prudent manner to maintain the security of funds.
The following table shows the target allocations for 2017 and the allocation of our post-employment benefit plan assets at December 31, 2017 and 2016.

	WEIGHTED AVERAGE TARGET ALLOCATION	TOTAL PLAN ASSETS FAIR VALUE AT DECEMBER 31 ( % )
ASSET CATEGORY	2017	2017	2016
Equity securities	20%–35%	22%	22%
Debt securities	55%–80%	65%	68%
Alternative investments	0%–25%	13%	10%
Total		100%	100%
The following table shows the fair value of the DB pension plan assets at the end of the year for each category.

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Observable markets data
Equity securities
Canadian	1,045	901
Foreign	4,349	3,682
Debt securities
Canadian	13,126	12,469
Foreign	1,890	1,068
Money market	491	387
Non-observable markets inputs
Alternative investments
Private equities	1,484	1,164
Hedge funds	965	726
Real estate	484	55
Other	111	111
Total	23,945	20,563

Equity securities included approximately $13 million of BCE common shares, or 0.05% of total plan assets, at December 31, 2017 and approximately $17 million of BCE common shares, or 0.08% of total plan assets, at December 31, 2016.
Debt securities included approximately $11 million of Bell Canada debentures, or 0.05% of total plan assets, at December 31, 2017 and approximately $15 million of Bell Canada debentures, or 0.07% of total plan assets, at December 31, 2016.
Alternative investments included the pension plan’s investment in MLSE of $135 million, or 0.56% of total plan assets, at December 31, 2017 and $135 million, or 0.66% of total plan assets at December 31, 2016.
The Bell Canada pension plan has an investment arrangement which hedges part of its exposure to potential increases in longevity, which covers approximately $5 billion of post-employment benefit obligations. The fair value of the arrangement is included within other alternative investments. As a hedging arrangement of the pension plan, the transaction requires no cash contributions from BCE.
CASH FLOWS
We are responsible for adequately funding our DB pension plans. We make contributions to them based on various actuarial cost methods that are permitted by pension regulatory bodies. Contributions reflect actuarial assumptions about future investment returns, salary projections and future service benefits. Changes in these factors could cause actual future contributions to differ from our current estimates and could require us to increase contributions to our post-employment benefit plans in the future, which could have a negative effect on our liquidity and financial performance.
We contribute to the DC pension plans as employees provide service.
The following table shows the amounts we contributed to the DB and DC pension plans and the payments made to beneficiaries under OPEB plans.

	DB PLANS(1)		DC PLANS		OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2017	2016	2017	2016	2017	2016
Contributions	(305)	(626)	(108)	(99)	(77)	(76)

(1)	Includes voluntary contributions of $100 million in 2017 and $400 million in 2016.
We expect to contribute approximately $210 million to our DB pension plans in 2018, subject to actuarial valuations being completed. We expect to pay approximately $80 million to beneficiaries under OPEB plans and to contribute approximately $110 million to the DC pension plans in 2018.